Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Nushares ETF Trust
Entity Central Index Key	0001635073
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000175723 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Large‑Cap Growth ETF
Class Name	Nuveen ESG Large‑Cap Growth ETF
Trading Symbol	NULG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen ESG Large‑Cap Growth ETF for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Large‑Cap Growth ETF	$13	0.25%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[1]
Net Assets	$ 2,606,222,891
Holdings Count | Holding	65
Investment Company Portfolio Turnover	32.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$2,606,222,891

Total number of portfolio holdings	65

Portfolio turnover (%)	32%

Holdings [Text Block]
C000175724 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Large‑Cap Value ETF
Class Name	Nuveen ESG Large‑Cap Value ETF
Trading Symbol	NULV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen ESG Large‑Cap Value ETF for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Large‑Cap Value ETF	$13	0.25%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[2]
Net Assets	$ 2,077,006,627
Holdings Count | Holding	110
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$2,077,006,627

Total number of portfolio holdings	110

Portfolio turnover (%)	21%

Holdings [Text Block]
C000175725 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Mid‑Cap Growth ETF
Class Name	Nuveen ESG Mid‑Cap Growth ETF
Trading Symbol	NUMG
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen ESG Mid‑Cap Growth ETF for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Mid‑Cap Growth ETF	$14	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.30%	[3]
Net Assets	$ 353,595,337
Holdings Count | Holding	42
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$353,595,337

Total number of portfolio holdings	42

Portfolio turnover (%)	40%

Holdings [Text Block]
C000175726 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Mid‑Cap Value ETF
Class Name	Nuveen ESG Mid‑Cap Value ETF
Trading Symbol	NUMV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen ESG Mid‑Cap Value ETF for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Mid‑Cap Value ETF	$16	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[4]
Net Assets	$ 431,141,522
Holdings Count | Holding	94
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$431,141,522

Total number of portfolio holdings	94

Portfolio turnover (%)	25%

Holdings [Text Block]
C000175727 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Small‑Cap ETF
Class Name	Nuveen ESG Small‑Cap ETF
Trading Symbol	NUSC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen ESG Small-Cap ETF for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Small‑Cap ETF	$16	0.30%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%	[5]
Net Assets	$ 1,286,460,384
Holdings Count | Holding	439
Investment Company Portfolio Turnover	25.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$1,286,460,384

Total number of portfolio holdings	439

Portfolio turnover (%)	25%

Holdings [Text Block]
C000183268 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG International Developed Markets Equity ETF
Class Name	Nuveen ESG International Developed Markets Equity ETF
Trading Symbol	NUDM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen ESG International Developed Markets Equity ETF for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG International Developed Markets Equity ETF	$14	0.27%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.27%	[6]
Net Assets	$ 666,871,244
Holdings Count | Holding	152
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$666,871,244

Total number of portfolio holdings	152

Portfolio turnover (%)	27%

Holdings [Text Block]
C000183269 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Emerging Markets Equity ETF
Class Name	Nuveen ESG Emerging Markets Equity ETF
Trading Symbol	NUEM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen ESG Emerging Markets Equity ETF for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information athttps://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Emerging Markets Equity ETF	$19	0.35%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.35%	[7]
Net Assets	$ 371,409,210
Holdings Count | Holding	175
Investment Company Portfolio Turnover	35.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$371,409,210

Total number of portfolio holdings	175

Portfolio turnover (%)	35%

Holdings [Text Block]
C000206035 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Large‑Cap ETF
Class Name	Nuveen ESG Large‑Cap ETF
Trading Symbol	NULC
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen ESG Large‑Cap ETF for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Large‑Cap ETF	$10	0.20%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%	[8]
Net Assets	$ 59,497,141
Holdings Count | Holding	137
Investment Company Portfolio Turnover	22.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$59,497,141

Total number of portfolio holdings	137

Portfolio turnover (%)	22%

Holdings [Text Block]
C000228786 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen ESG Dividend ETF
Class Name	Nuveen ESG Dividend ETF
Trading Symbol	NUDV
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen ESG Dividend ETF for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen ESG Dividend ETF	$13	0.25%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 13
Expense Ratio, Percent	0.25%	[9]
Net Assets	$ 45,275,787
Holdings Count | Holding	86
Investment Company Portfolio Turnover	27.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$45,275,787

Total number of portfolio holdings	86

Portfolio turnover (%)	27%

Holdings [Text Block]
C000230537 [Member]
Shareholder Report [Line Items]
Fund Name	Nuveen Growth Opportunities ETF
Class Name	Nuveen Growth Opportunities ETF
Trading Symbol	NUGO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Nuveen Growth Opportunities ETF for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	You can find additional information at https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses. You can also request this information by contacting us at (800) 257‑8787.
Additional Information Phone Number	(800) 257‑8787
Additional Information Website	https://www.nuveen.com/en‑us/exchange‑traded‑funds/prospectuses
Expenses [Text Block]
What were the Fund costs for the last six months? (based on a hypothetical $10,000 investment)

	Cost of a $10,000 investment	Costs paid as a percentage of $10,000 investment*

Nuveen Growth Opportunities ETF	$28	0.55%
* Annualized for period less than one year.

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.55%	[10]
Net Assets	$ 2,849,284,534
Holdings Count | Holding	47
Investment Company Portfolio Turnover	23.00%
Additional Fund Statistics [Text Block]	Fund Statistics (as of April 30, 2026)

Fund net assets	$2,849,284,534

Total number of portfolio holdings	47

Portfolio turnover (%)	23%

Holdings [Text Block]

[1]	Annualized for period less than one year.
[2]	Annualized for period less than one year.
[3]	Annualized for period less than one year.
[4]	Annualized for period less than one year.
[5]	Annualized for period less than one year.
[6]	Annualized for period less than one year.
[7]	Annualized for period less than one year.
[8]	Annualized for period less than one year.
[9]	Annualized for period less than one year.
[10]	Annualized for period less than one year.